Schedule of Long Term Debt (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 01, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal balance	$ 102,691	$ 66,691		$ 72,619
Unamortized discount and debt issuance costs	(349)	(1,007)		(2,502)
Carrying value	102,342	65,684		70,117
Current portion of long-term debt	19,980	65,684		5,744
Long term debt, non current	82,362		$ 0	64,373
Senior Secured Note [Member]
Short-Term Debt [Line Items]
Principal balance	62,691	62,691		62,691
Unamortized discount and debt issuance costs	(228)	(904)		(1,935)
Carrying value	62,463	61,787		60,756
Delayed Draw Term Note [Member]
Short-Term Debt [Line Items]
Principal balance	4,000	4,000		9,928
Unamortized discount and debt issuance costs	(26)	(103)		(567)
Carrying value	3,974	3,897		$ 9,361
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Principal balance	36,000
Unamortized discount and debt issuance costs	(95)
Carrying value	$ 35,905